Related Party Transactions (Details) In Thousands, unless otherwise specified	3 Months Ended		3 Months Ended											12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended									12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended					12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended														12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2015 Services Provided By Related Party [Member] USD ($)	Mar. 31, 2014 Services Provided By Related Party [Member] USD ($)	Mar. 31, 2015 Services Provided To Related Party [Member] USD ($)	Mar. 31, 2014 Services Provided To Related Party [Member] USD ($)	Mar. 31, 2015 Operating Lease Agreements [Member] USD ($)	Mar. 31, 2014 Operating Lease Agreements [Member] USD ($)	Mar. 31, 2015 Sales To Related Party [Member] USD ($)	Mar. 31, 2014 Sales To Related Party [Member] USD ($)	Mar. 31, 2015 Purchases From Related Party [Member] USD ($)	Mar. 31, 2014 Purchases From Related Party [Member] USD ($)	Mar. 31, 2015 accounts payable USD ($)	Dec. 31, 2014 accounts payable USD ($)	Mar. 31, 2015 accounts receivable USD ($)	Dec. 31, 2014 accounts receivable USD ($)	Mar. 31, 2015 Accounts Receivable Serices [Member] USD ($)	Dec. 31, 2014 Accounts Receivable Serices [Member] USD ($)	Mar. 31, 2015 Accounts Payable Serices [Member] USD ($)	Dec. 31, 2014 Accounts Payable Serices [Member] USD ($)	Mar. 31, 2015 Fresenius SE [Member] USD ($)	Mar. 31, 2015 Fresenius SE [Member] EUR (€)	Mar. 31, 2015 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2015 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2015 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2014 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2015 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2014 Fresenius SE [Member] Senior notes held by related party [Member] USD ($)	Dec. 31, 2014 Fresenius SE [Member] Accounts Receivable Serices [Member] USD ($)	Mar. 31, 2015 Fresenius SE [Member] Accounts Payable Serices [Member] USD ($)	Dec. 31, 2014 Fresenius SE [Member] Accounts Payable Serices [Member] USD ($)	Mar. 31, 2015 General Partner [Member] USD ($)	Mar. 31, 2015 General Partner [Member] EUR (€)	Mar. 31, 2015 Equity Method Investees [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2014 Equity Method Investees [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2015 Equity Method Investees [Member] Accounts Receivable Serices [Member] USD ($)	Dec. 31, 2014 Equity Method Investees [Member] Accounts Receivable Serices [Member] USD ($)	Mar. 31, 2015 Equity Method Investees [Member] Accounts Payable Serices [Member] USD ($)	Dec. 31, 2014 Equity Method Investees [Member] Accounts Payable Serices [Member] USD ($)	Mar. 31, 2015 Equity Method Investees [Member] equity method investee USD ($)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE Subsidiary [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE Subsidiary [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2014 Fresenius SE Subsidiary [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] Senior notes held by related party [Member] USD ($)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] Senior notes held by related party [Member] EUR (€)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] accounts payable USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] accounts payable USD ($)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] accounts receivable USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] accounts receivable USD ($)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] Accounts Receivable Serices [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Accounts Receivable Serices [Member] USD ($)	Mar. 31, 2015 Fresenius SE Subsidiary [Member] Accounts Payable Serices [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Accounts Payable Serices [Member] USD ($)	Mar. 31, 2015 General partner extensions [Member]
Related Party Transactions [Line Items]
Amount of transaction	$ 266		$ 24,527	$ 27,467	$ 4,874	$ 6,854	$ 6,087	$ 7,038	$ 6,722	$ 7,469	$ 9,309	$ 10,103	$ 4,580	$ 4,132	$ 8,145	$ 18,352	$ 8,722	$ 5,767	$ 7,586	$ 5,866			$ 6,323	$ 7,259	$ 47	$ 130	$ 2,393	$ 2,606	$ 2	$ 1,170	$ 106	$ 4,787	$ 3,134			$ 2,793	$ 5,006	$ 7,890	$ 4,265	$ 291	$ 270	$ 22,500	$ 18,204	$ 20,208	$ 2,034	$ 1,718	$ 3,694	$ 4,432	$ 6,720	$ 7,469	$ 9,309	$ 10,103	$ 8,930	€ 8,300	$ 4,580	$ 4,132	$ 8,145	$ 18,352	$ 566	$ 1,396	$ 2,508	$ 2,462
Due to related parties	137,138	140,731																																1,614	1,500
Interest rate																														4.125%				1.335%	1.335%							2.5366%											5.25%	5.25%									1.849%
Date of repayment																					Apr. 30, 2015	Apr. 30, 2015
Advances received																					$ 21,195	€ 19,700
Interest rate, advances received																					1.188%	1.188%